AB FLEXFEETM FUND -AB FlexFeeTM International Bond Portfolio

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-AB National Portfolio

-AB High Income Municipal Portfolio

-AB Arizona Portfolio

-AB California Portfolio

-AB Massachusetts Portfolio

-AB Minnesota Portfolio

-AB New Jersey Portfolio

-AB New York Portfolio

-AB Ohio Portfolio

-AB Pennsylvania Portfolio

-AB Virginia Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated January 28, 2020 to the (i) AB FlexFee International Bond Portfolio Prospectus and Summary Prospectus dated April 30, 2019 and (ii) Municipal Portfolios Prospectus and Summary Prospectuses dated September 30, 2019 (the “Prospectuses”).

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

AB FlexFee International Bond Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2017	Senior Vice President of the Adviser

Douglas J. Peebles*	Since 2017	Senior Vice President of the Adviser

Matthew S. Sheridan	Since 2017	Senior Vice President of the Adviser

Municipal Portfolios

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
R.B. (Guy) Davidson, III**	Since 2002 (Since 2010 for AB High Income Municipal Portfolio)	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995 (Since 2010 for AB High Income Municipal Portfolio)	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser

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*        Mr. Peebles is expected to retire from the Adviser effective December 30, 2020.

**       Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

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The following replaces certain information under the heading “Management of the [Funds/Portfolios] - Portfolio Managers” in the Prospectuses with respect to the following Funds.

AB FlexFee International Bond Portfolio

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Scott A. DiMaggio; since 2017; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2015.

Douglas J. Peebles; since 2017; Senior Vice President of the Adviser, and Chief Investment Officer of Fixed Income*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2015.

Matthew S. Sheridan; since 2017; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since 2015.

Municipal Portfolios

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
R. B. (Guy) Davidson, III; since 2002 (since 2010 for AB High Income Municipal Portfolio); Senior Vice President of the Adviser**	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Terrance T. Hults; since 1995 (since 2010 for AB High Income Municipal Portfolio); Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Matthew J. Norton; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Andrew D. Potter; since 2018; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

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*        Mr. Peebles is expected to retire from the Adviser effective December 30, 2020.

**       Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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